UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.5%
--------------------------------------------------------------------------------
                                               ---------------  ----------------
                                                    SHARES           VALUE
                                               ---------------  ----------------
AEROSPACE & DEFENSE -- 1.2%
    Woodward Governor .........................         24,600     $  2,206,866
                                                                   -------------
APPAREL/TEXTILES -- 1.2%
    Quiksilver* ...............................        132,100        2,217,959
                                                                   -------------
BANKS -- 9.6%
    East West Bancorp .........................         91,200        3,146,400
    MB Financial ..............................         67,800        2,820,480
    Prosperity Bancshares .....................         94,700        2,916,760
    Provident Bankshares ......................         78,600        2,672,400
    Sterling Financial* .......................         93,200        3,637,596
    Umpqua Holdings ...........................         94,500        2,355,885
                                                                   -------------
                                                                     17,549,521
                                                                   -------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.5%
    ADVO ......................................         78,750        2,768,063
                                                                   -------------
BUSINESS SERVICES -- 1.5%
    ABM Industries ............................        136,700        2,679,320
                                                                   -------------
CHEMICALS -- 4.3%
    Airgas ....................................        104,200        3,073,900
    UAP Holding ...............................        150,800        2,925,520
    Westlake Chemical .........................         55,000        1,739,100
                                                                   -------------
                                                                      7,738,520
                                                                   -------------
COAL MINING -- 1.0%
    Foundation Coal Holdings ..................         53,500        1,778,875
                                                                   -------------
COMMUNICATIONS TECHNOLOGY -- 1.5%
    Anixter International* ....................         64,600        2,684,776
                                                                   -------------
COMPUTER SOFTWARE -- 3.0%
    Anteon International* .....................         37,500        1,760,625
    MRO Software* +............................        114,404        1,879,658
    Scientific Games, Cl A* ...................         66,900        1,831,722
                                                                   -------------
                                                                      5,472,005
                                                                   -------------
CONSUMER PRODUCTS -- 1.3%
    Jarden* ...................................         61,950        2,376,402
                                                                   -------------
ELECTRICAL & ELECTRONICS -- 3.2%
    Benchmark Electronics* ....................        100,600        3,219,200
    Littelfuse* ...............................         89,700        2,591,433
                                                                   -------------
                                                                      5,810,633
                                                                   -------------
ENERGY EQUIPMENT & SERVICES -- 3.1%
    Oceaneering International* ................         62,900        2,698,410
    W-H Energy Services* ......................         93,700        2,942,180
                                                                   -------------
                                                                      5,640,590
                                                                   -------------
FINANCIAL SERVICES -- 3.5%
    Affiliated Managers Group* ................         53,450        3,810,985
    Jack Henry & Associates ...................        134,900        2,598,174
                                                                   -------------
                                                                      6,409,159
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                    SHARES           VALUE
                                               ---------------  ----------------
FOOD & BEVERAGE -- 4.2%
    Hain Celestial Group* .....................        137,300     $  2,722,659
    J&J Snack Foods ...........................         39,560        2,327,710
    Ralcorp Holdings ..........................         61,700        2,653,100
                                                                   -------------
                                                                      7,703,469
                                                                   -------------
GAS UTILITIES -- 2.5%
    New Jersey Resources ......................         36,200        1,710,812
    Northwest Natural Gas .....................         72,800        2,809,352
                                                                   -------------
                                                                      4,520,164
                                                                   -------------
HEALTHCARE -- 1.0%
    Amedisys* .................................         45,500        1,780,870
                                                                   -------------
INDUSTRIAL -- 6.4%
    Actuant, Cl A* ............................         55,600        2,587,068
    Bucyrus International, Cl A ...............         85,000        3,622,700
    Franklin Electric .........................         59,579        2,592,282
    Lincoln Electric Holdings .................         77,414        2,834,127
                                                                   -------------
                                                                     11,636,177
                                                                   -------------
INSURANCE -- 5.4%
    Delphi Financial Group, Cl A ..............         76,300        3,701,313
    Philadelphia Consolidated Holding* ........         39,900        3,312,498
    Universal American Financial* .............        116,800        2,875,616
                                                                   -------------
                                                                      9,889,427
                                                                   -------------
LUMBER & WOOD PRODUCTS -- 1.5%
    Universal Forest Products .................         56,300        2,812,185
                                                                   -------------
MEDICAL PRODUCTS & SERVICES -- 6.4%
    Arrow International .......................         83,100        2,614,326
    Kensey Nash* ..............................         42,872        1,381,336
    Sybron Dental Specialties* ................         71,900        2,642,325
    Techne* ...................................         64,200        3,150,294
    Wright Medical Group* .....................         69,806        1,805,183
                                                                   -------------
                                                                     11,593,464
                                                                   -------------
MISCELLANEOUS BUSINESS SERVICES -- 1.6%
    ProQuest* .................................         82,700        2,865,555
                                                                   -------------
MISCELLANEOUS MATERIALS & PROCESSING -- 1.3%
    Clarcor ...................................         76,400        2,383,680
                                                                   -------------
OIL & GAS -- 1.4%
    Energy Partners Ltd.* .....................         97,900        2,590,434
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS -- 8.0%
    EastGroup Properties ......................         60,600        2,630,040
    Equity Inns ...............................        196,700        2,641,681
    Home Properties ...........................         63,700        2,916,186
    Pennsylvania Real Estate Investment Trust .         73,600        3,599,776
    U-Store-It Trust ..........................        134,800        2,716,220
                                                                   -------------
                                                                     14,503,903
                                                                   -------------
RESTAURANTS -- 1.6%
    Rare Hospitality International* ...........         93,300        2,907,228
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                    SHARES           VALUE
                                               ---------------  ----------------
RETAIL -- 3.2%
    Tuesday Morning* ..........................         81,300     $  2,870,703
    Wolverine World Wide ......................        136,100        2,994,200
                                                                   -------------
                                                                      5,864,903
                                                                   -------------
SEMI CONDUCTORS -- 3.1%
    Integrated Device Technology* .............        252,300        2,916,588
    Microsemi* ................................        128,118        2,735,319
                                                                   -------------
                                                                      5,651,907
                                                                   -------------
TELECOMMUNICATIONS -- 1.6%
    Adtran ....................................        109,100        2,919,516
                                                                   -------------
TESTING LABORATORIES -- 1.3%
    LabOne* ...................................         64,100        2,412,083
                                                                   -------------
TRANSPORTATION SERVICES -- 1.2%
    Forward Air ...............................         60,700        2,115,395
                                                                   -------------
UTILITIES - ELECTRICAL -- 3.1%
    PNM Resources .............................         95,400        2,803,806
    Westar Energy .............................        114,400        2,783,352
                                                                   -------------
                                                                      5,587,158
                                                                   -------------
WHOLESALE -- 2.8%
    Aviall* ...................................         81,700        2,765,545
    WESCO International* ......................         65,700        2,237,742
                                                                   -------------
                                                                      5,003,287
                                                                   -------------
    TOTAL COMMON STOCK
         (Cost $147,983,174)...................                     170,073,494
                                                                   -------------
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 2.0%
--------------------------------------------------------------------------------
    iShares Russell 2000 Value Index Fund
          (Cost $3,318,122)....................         53,100       3,620,358
                                                                   -------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.7%
--------------------------------------------------------------------------------
    HighMark U.S. Government Money Market Fund
          (Cost $6,767,406)....................      6,767,406        6,767,406
                                                                   -------------
    TOTAL INVESTMENT -- 99.2%
         (Cost $158,068,702)++.................                    $180,461,258
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $181,868,900.
*    NON-INCOME PRODUCING SECURITY
+ SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2005 WAS $1,879,658 AND REPRESENTS 1.03% OF NET ASSETS.
CL   CLASS
LTD. LIMITED

++ AT JULY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $158,068,702, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $23,290,235 AND $(897,679), RESPECTIVELY.

     FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMA-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.